ALLOWANCE FOR EXPECTED CREDIT LOSSES - Schedule of ECL Sensitivity to Economic Assumptions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Probability-weighted
Schedule of Multiple Economic Scenarios [Line Items]
Increase in allowance account for credit losses of financial assets	£ 668	£ 221
Impact of economic scenario	4,796	4,000
Upside
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	3,452	3,521
Base case
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	4,128	3,779
Downside
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	5,273	4,286
Severe downside
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	9,405	5,241
Probability-weighted and MES staging
Schedule of Multiple Economic Scenarios [Line Items]
Increase in allowance account for credit losses of financial assets	791	228
UK mortgages | Probability-weighted
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,209	837
UK mortgages | Upside
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	514	637
UK mortgages | Base case
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	790	723
UK mortgages | Downside
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,434	967
UK mortgages | Severe downside
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	3,874	1,386
Credit cards | Probability-weighted
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	763	521
Credit cards | Upside
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	596	442
Credit cards | Base case
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	727	500
Credit cards | Downside
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	828	569
Credit cards | Severe downside
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,180	672
Other retail | Probability-weighted
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,016	825
Other retail | Upside
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	907	760
Other retail | Base case
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	992	811
Other retail | Downside
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,056	863
Other retail | Severe downside
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,290	950
Commercial banking | Probability-weighted
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,807	1,416
Commercial banking | Upside
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,434	1,281
Commercial banking | Base case
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,618	1,343
Commercial banking | Downside
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1,953	1,486
Commercial banking | Severe downside
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	3,059	1,833
Other £m | Probability-weighted
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1	401
Other £m | Upside
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1	401
Other £m | Base case
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	1	402
Other £m | Downside
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	2	401
Other £m | Severe downside
Schedule of Multiple Economic Scenarios [Line Items]
Impact of economic scenario	£ 2	£ 400